FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Long-term bank borrowings	$ 214,562,963
Gain (loss) on foreign currency derivative contracts	(4,369,173)	(5,750,981)	1,656,928
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,350,657	2,726,538
Total Liabilities	365,226
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	100,837	479,333
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheet | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,249,820	2,247,205
Total Liabilities	365,226
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,350,657	2,726,538
Total Liabilities	365,226
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	100,837	479,333
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	1,249,820	2,247,205
Total Liabilities	365,226
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Equity method investment, before impairment	$ 1,100,000		$ 3,000,000